INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 - INVENTORIES

Inventories consist of the following at December 31:

	2012	2011
Raw materials	$105,971	$76,381
Work in process	354,554	446,538
Finished goods	47,279	106,625
Reserve for obsolescence	(110,000)	(101,535)
Total	$397,804	$528,009